                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Kleinwort Benson Group Limited

Address:    14 St George Street
            London W1S 1FE
            United Kingdom

Form 13F File Number: 028 - 14452

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dr Ruediger Schmid-Kuehnhoefer

Title:      Chief Operating Officer and General Counsel

Phone:      + 44 203 207 7284

Signature, Place, and Date of Signing:


/s/ Ruediger Schmid-Kuehnhoefer
--------------------------------------

Dr Ruediger Schmid-Kuehnhoefer; London; United Kingdom; 25 April 2013

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number  Name

028 - 14449           RHJ International SA

028 - 13043           KBC Group NV